Note 6 - Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2013
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets Disclosure [Table Text Block]
	December 31, 2012	June 30, 2013
VAT receivables	€174	720
Tax receivables	645	331
Other prepaid expenses and current assets	609	668
Total prepaid expenses and current assets	€1,428	1,719